Shareholders Equity (USD $)	Preferred Stock	Preferred Stock B USD ($)	Common Stock USD ($)	Additional Paid-In Capital USD ($)	Stock Payable USD ($)	Treasury Stock USD ($)	Other Comprehensive Loss USD ($)	Noncontrolling Interest USD ($)	Deficit USD ($)	Total USD ($)
Beginning balance, shares at Jun. 30, 2012			386,392						(1,356,842)	(826,979)
Beginning balance, amount at Jun. 30, 2012			$ 38	$ 311,001	$ 218,824
Shares issued for cash, net offering costs, shares			28,788
Shares issued for cash, net offering costs, amount			3	387,597						387,600
Stock payable for cash					510,791					510,791
Stock-based compensation, shares			11,000
Stock-based compensation, amount			1	627,399						627,400
Issue of shares in satisfaction of accounts payable, shares			16,908
Issue of shares in satisfaction of accounts payable, amount			2	1,042,618						1,042,620
Issue of shares in satisfaction of due to related parties, shares			13,375
Issue of shares in satisfaction of due to related parties, amounts			1	857,499						857,500
Shares issued to waive anti-dilution clause-Richard Shergold, shares			5,000
Shares issued to waive anti-dilution clause-Richard Shergold, amount			1	(1)
Shares issued to waive anti-dilution clause-Thomas Guerriero, shares	2,500		(250,000)
Shares issued to waive anti-dilution clause-Thomas Guerriero, amount			(25)	25
Issue of shares for stock payable, shares			12,292
Issue of shares for stock payable, amount			1	336,823	(336,824)
Purchase of treasury stock						(1,338)				(1,338)
Stock payable issued for investment in Oxford City Football Club (Trading) Limited					6,445					6,445
Net loss									(3,711,925)	(3,711,925)
Ending balance, shares at Jun. 30, 2013	2,500		223,455
Ending balance, amount at Jun. 30, 2013			22	3,562,961	399,236	(1,338)			(5,068,767)	(1,107,886)
Shares issued for cash, net offering costs, shares			14,063,880
Shares issued for cash, net offering costs, amount			1,406	4,844,314						4,845,720
Stock payable for cash					515,030					515,030
Stock-based compensation, shares		4,000	102,000
Stock-based compensation, amount		0	11	973,989						974,000
Issue of shares for stock payable, shares			451,887
Issue of shares for stock payable, amount			46	349,628	(348,675)					(1)
Acquisition of Oxford City Football Club (Trading) Limited								(317,136)		(317,136)
Shares issued for anti-dilution, shares			405,212
Shares issued for anti-dilution, amount			41	(41)						0
Shares issued to Thomas Guerriero, CEO, in exchange for the outstanding shares of Oxford City Basketball Club, Inc., shares		80,000
Shares issued to Thomas Guerriero, CEO, in exchange for the outstanding shares of Oxford City Basketball Club, Inc., amount		8		33,742						33,750
Advances to Oxford City Youth Football Limited								(139,911)		(139,911)
Other Comprehensive Loss							(87,522)			(87,522)
Net loss								(149,996)	(6,855,856)	(7,005,852)
Ending balance, shares at Jun. 30, 2014	2,500	84,000	15,246,734
Ending balance, amount at Jun. 30, 2014		$ 8	$ 1,526	$ 9,764,593	$ 567,591	$ (1,338)	$ (87,522)	$ (607,043)	$ (11,924,623)	$ (1,682,765)